DISAGGREGATION OF REVENUE	6 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE － 4 DISAGGREGATION OF REVENUE

The following tables present our Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	For the six-month period ended December 31,
	2023	2024
	S$	S$
Supply of budgeted prepared meals	2,436,297	2,140,640
Operation of food stall	349,083	-
Buffet catering services	40,515	78,921
Ancillary delivery services	3,612	12,442
	2,829,507	2,232,003

Sales at a single point in time	2,829,507	2,232,003

The Company recognizes revenue from sales of budgeted prepared meals, operation of food stall, buffet catering services and ancillary delivery services when the entity satisfied the performance obligation at a point in time generally as the food or services are delivered to the customer upon accepted by customer.

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	For the six-month period ended December 31,
	2023	2024
	S$	S$
Singapore	2,829,507	2,232,003
	2,829,507	2,232,003